T. ROWE PRICE DIVIDEND GROWTH ETF

September 30, 2024 Unaudited
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)

COMMON STOCKS 97.6%
COMMUNICATION SERVICES 1.1%
Wireless Telecommunication Services 1.1%
T-Mobile US	38,254	7,894
Total Communication Services		7,894
CONSUMER DISCRETIONARY 6.6%
Hotels, Restaurants & Leisure 3.1%
Hilton Worldwide Holdings	37,655	8,679
Las Vegas Sands	4,908	247
Marriott International, Class A	8,125	2,020
McDonald's	24,281	7,394
Yum! Brands	28,918	4,040
		22,380
Specialty Retail 3.1%
Home Depot	24,529	9,939
Ross Stores	63,100	9,497
Tractor Supply	11,104	3,231
		22,667
Textiles, Apparel & Luxury Goods 0.4%
NIKE, Class B	32,945	2,912
		2,912
Total Consumer Discretionary		47,959
CONSUMER STAPLES 8.7%
Beverages 2.3%
Coca-Cola	133,210	9,572
Constellation Brands, Class A	7,308	1,883
PepsiCo	29,985	5,099
		16,554
Consumer Staples Distribution & Retail 2.8%
Costco Wholesale	4,517	4,005
Dollar General	25,781	2,180
Target	23,870	3,720
Walmart	124,725	10,072
		19,977
Food Products 0.9%
Mondelez International, Class A	84,063	6,193
		6,193

T. ROWE PRICE DIVIDEND GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
Household Products 1.0%
Colgate-Palmolive	70,618	7,331
		7,331
Personal Care Products 1.0%
Kenvue	311,081	7,195
		7,195
Tobacco 0.7%
Philip Morris International	44,266	5,374
		5,374
Total Consumer Staples		62,624
ENERGY 4.4%
Energy Equipment & Services 0.8%
Schlumberger	138,735	5,820
		5,820
Oil, Gas & Consumable Fuels 3.6%
ConocoPhillips	50,148	5,280
EOG Resources	36,365	4,470
EQT	110,413	4,045
Exxon Mobil	80,790	9,470
Williams	66,302	3,027
		26,292
Total Energy		32,112
FINANCIALS 16.3%
Banks 3.9%
Bank of America	223,447	8,866
JPMorgan Chase	71,269	15,028
Wells Fargo	73,048	4,127
		28,021
Capital Markets 3.0%
Charles Schwab	104,081	6,746
Goldman Sachs Group	7,936	3,929
Morgan Stanley	66,454	6,927
S&P Global	8,099	4,184
		21,786
Consumer Finance 1.3%
American Express	33,688	9,136
		9,136
Financial Services 2.1%
Visa, Class A	56,279	15,474
		15,474

T. ROWE PRICE DIVIDEND GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
Insurance 6.0%
Aon, Class A	7,959	2,754
Chubb	51,689	14,907
Hartford Financial Services Group	47,540	5,591
Marsh & McLennan	55,812	12,451
Progressive	30,976	7,860
		43,563
Total Financials		117,980
HEALTH CARE 15.7%
Biotechnology 1.0%
AbbVie	37,147	7,336
		7,336
Health Care Equipment & Supplies 2.7%
Becton Dickinson	30,923	7,455
GE HealthCare Technologies	45,222	4,244
Stryker	20,777	7,506
		19,205
Health Care Providers & Services 4.5%
Cigna	11,549	4,001
Elevance Health	12,514	6,507
McKesson	16,538	8,177
UnitedHealth Group	23,602	13,800
		32,485
Life Sciences Tools & Services 3.4%
Agilent Technologies	30,956	4,596
Danaher	29,302	8,147
Thermo Fisher Scientific	19,154	11,848
		24,591
Pharmaceuticals 4.1%
AstraZeneca, ADR	109,680	8,545
Eli Lilly	14,800	13,112
Johnson & Johnson	21,233	3,441
Zoetis	23,577	4,606
		29,704
Total Health Care		113,321
INDUSTRIALS & BUSINESS SERVICES 16.7%
Aerospace & Defense 4.3%
GE Aerospace	79,625	15,016
Howmet Aerospace	89,709	8,993
Northrop Grumman	13,213	6,978
		30,987

T. ROWE PRICE DIVIDEND GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
Building Products 0.7%
Trane Technologies	13,745	5,343
		5,343
Commercial Services & Supplies 1.1%
Waste Connections	42,758	7,646
		7,646
Electrical Equipment 1.3%
AMETEK	7,416	1,274
GE Vernova (1)	18,910	4,822
Rockwell Automation	13,437	3,607
		9,703
Ground Transportation 2.3%
CSX	121,564	4,198
JB Hunt Transport Services	1,091	188
Old Dominion Freight Line	24,869	4,940
Union Pacific	28,560	7,039
		16,365
Industrial Conglomerates 2.5%
Honeywell International	39,206	8,104
Roper Technologies	18,248	10,154
		18,258
Machinery 2.4%
Cummins	7,201	2,332
Deere	8,187	3,417
Illinois Tool Works	10,342	2,710
Otis Worldwide	35,130	3,651
Stanley Black & Decker	31,372	3,455
Toro	20,709	1,796
		17,361
Professional Services 2.1%
Automatic Data Processing	15,119	4,184
Broadridge Financial Solutions	34,917	7,508
Equifax	10,744	3,157
		14,849
Total Industrials & Business Services		120,512
INFORMATION TECHNOLOGY 19.4%
Electronic Equipment, Instruments & Components 2.0%
Amphenol, Class A	126,509	8,243
TE Connectivity	40,438	6,106
		14,349

T. ROWE PRICE DIVIDEND GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
IT Services 1.4%
Accenture, Class A	27,508	9,724
		9,724
Semiconductors & Semiconductor Equipment 5.1%
Analog Devices	30,976	7,130
Applied Materials	35,441	7,161
KLA	13,554	10,496
Microchip Technology	50,272	4,036
QUALCOMM	20,673	3,515
Texas Instruments	21,260	4,392
		36,730
Software 6.0%
Microsoft	100,946	43,437
		43,437
Technology Hardware, Storage & Peripherals 4.9%
Apple	153,214	35,699
		35,699
Total Information Technology		139,939
MATERIALS 3.6%
Chemicals 2.5%
Linde	20,078	9,575
RPM International	17,118	2,071
Sherwin-Williams	16,847	6,430
		18,076
Containers & Packaging 1.1%
Avery Dennison	26,666	5,887
Ball	29,776	2,022
		7,909
Total Materials		25,985
REAL ESTATE 2.3%
Industrial REITs 0.4%
Rexford Industrial Realty, REIT	53,582	2,696
		2,696
Residential REITs 1.0%
Equity Residential, REIT	99,626	7,418
		7,418
Specialized REITs 0.9%
American Tower, REIT	26,553	6,175
		6,175
Total Real Estate		16,289

T. ROWE PRICE DIVIDEND GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
UTILITIES 2.8%
Electric Utilities 0.6%
NextEra Energy	55,370	4,680
		4,680
Gas Utilities 0.6%
Atmos Energy	31,352	4,349
		4,349
Multi-Utilities 1.6%
Ameren	71,963	6,294
CMS Energy	72,640	5,131
		11,425
Total Utilities		20,454
Total Common Stocks (Cost $590,472)		705,069
SHORT-TERM INVESTMENTS 2.3%
Money Market Funds 2.3%
State Street Institutional U.S. Government Money Market Fund, 4.94% (2)	16,893,884	16,894
Total Short-Term Investments (Cost $16,894)		16,894
Total Investments in Securities 99.9% of Net Assets (Cost $607,366)		$721,963
Other Assets Less Liabilities 0.1%		429
Net Assets 100.0%		$722,392

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing.
(2)	Seven-day yield
ADR	American Depositary Receipts
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE DIVIDEND GROWTH ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$—	$—	$—++
Totals	$—#	$—	$—+

Supplementary Investment Schedule
Affiliate	Value 12/31/23	Purchase Cost	Sales Cost	Value 9/30/24
T. Rowe Price Government Reserve Fund	$737	¤	¤	$—
	Total			$—^

++	Excludes earnings on securities lending collateral, which are subject to rebates and fees.
#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+	Investment income comprised $0 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $0.
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE DIVIDEND GROWTH ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Dividend Growth ETF (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The fund is considered an actively-managed exchange-traded fund (ETF) that does not disclose its portfolio holdings daily, which is different from a traditional ETF and may create additional risks. For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.

T. ROWE PRICE DIVIDEND GROWTH ETF

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
On September 30, 2024, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
ETF786-054Q3
09/24